Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	May 02, 2022
Income Tax Examination [Line Items]
Net operating loss carryforwards	$ 3,577
NuScale Corp | Class A
Income Tax Examination [Line Items]
Noncontrolling interest, ownership percentage	30.60%	19.00%
Domestic Tax Authority
Income Tax Examination [Line Items]
Net operating loss carryforwards	$ 3,099
Net operating loss carryforwards, subject to expiration	$ 478